Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.5%
ANDRITZ AG	5,080	$365,047
BAWAG Group AG(a)	5,942	651,291
CA Immobilien Anlagen AG	2,788	75,479
DO & CO AG(b)	578	92,328
EVN AG	2,709	70,893
Immofinanz AG(b)	2,543	50,307
Lenzing AG(b)	1,511	47,520
Oesterreichische Post AG	2,621	88,366
Palfinger AG	1,081	35,234
Porr AG	1,294	45,310
Raiffeisen Bank International AG	10,044	268,288
Schoeller-Bleckmann Oilfield Equipment AG	743	26,400
UNIQA Insurance Group AG	9,468	109,712
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,869	136,457
voestalpine AG	8,241	217,167
Wienerberger AG	8,396	294,800
		2,574,599
Belgium — 3.6%
Ackermans & van Haaren NV	1,637	400,389
Aedifica SA	3,626	290,683
Azelis Group NV	11,914	184,608
Barco NV	4,790	65,541
Bekaert SA	2,611	100,749
Cofinimmo SA	2,863	228,923
Colruyt Group NV	2,338	112,429
Deme Group NV	587	87,989
Elia Group SA, Class B	3,304	358,218
Fagron	4,998	116,509
Galapagos NV(b)	3,479	94,734
KBC Ancora	2,952	193,415
Kinepolis Group NV	1,026	35,366
Melexis NV	1,540	92,413
Montea NV	1,372	99,613
Ontex Group NV(b)	5,000	41,046
Proximus SADP	10,404	79,909
Recticel SA	3,184	38,555
Retail Estates NV	912	66,866
Shurgard Self Storage Ltd.	2,657	110,242
Solvay SA	5,569	210,745
Tessenderlo Group SA(c)	1,645	48,689
Umicore SA	14,813	134,651
Vastned NV	643	21,136
VGP NV	1,054	97,523
Warehouses De Pauw CVA	13,558	346,300
Xior Student Housing NV	2,523	81,828
		3,739,069
China — 0.0%
Boshiwa International Holding Ltd.(b)(c)(d)	20,000	—
Denmark — 3.8%
ALK-Abello A/S(b)	9,895	230,657
Alm Brand A/S	63,697	151,001
Ambu A/S, Class B	14,348	258,989
Bavarian Nordic A/S(b)	5,924	140,851
cBrain A/S(c)	852	22,008
Chemometec A/S	1,172	84,440
D/S Norden A/S	1,623	44,198
DFDS A/S(b)	2,384	33,155
FLSmidth & Co. A/S	3,249	153,815
Security	Shares	Value
Denmark (continued)
GN Store Nord A/S(b)	10,179	$153,685
Gubra AS(b)(c)	491	28,297
H Lundbeck A/S	20,883	99,936
H Lundbeck A/S, Class A	2,833	11,701
ISS A/S	11,162	280,071
Jyske Bank A/S, Registered	3,381	277,304
Matas A/S	2,518	51,970
Netcompany Group A/S(a)(b)(c)	3,193	144,144
NKT A/S(b)	4,091	333,097
NTG Nordic Transport Group A/S, Class A(b)(c)	785	29,839
Per Aarsleff Holding A/S	1,290	103,937
Ringkjoebing Landbobank A/S	2,007	383,731
Royal Unibrew A/S	3,771	299,608
Scandinavian Tobacco Group A/S, Class A(a)	3,642	53,011
Schouw & Co. A/S	943	85,954
Spar Nord Bank A/S(b)	5,132	164,654
Svitzer Group A/S, NVS	1,044	43,779
Sydbank A/S	3,897	249,565
TORM PLC, Class A	4,435	73,737
		3,987,134
Finland — 2.5%
Cargotec OYJ, Class B	2,902	138,085
Citycon OYJ	7,591	30,482
Finnair OYJ	6,678	18,056
Harvia OYJ	1,295	59,920
Huhtamaki OYJ	7,394	272,230
Kalmar OYJ, Class B	2,882	91,305
Kemira OYJ	8,755	180,651
Kempower OYJ(b)(c)	1,702	21,155
Kojamo OYJ(b)	10,147	118,111
Konecranes OYJ	5,060	339,010
Mandatum OYJ	33,998	240,282
Marimekko OYJ	2,458	33,916
Metsa Board OYJ, Class B(c)	12,453	45,465
Nokian Renkaat OYJ	9,619	76,517
Outokumpu OYJ(c)	27,295	105,062
Puuilo OYJ	5,929	84,432
QT Group OYJ(b)	1,453	94,811
Revenio Group OYJ	1,501	46,948
TietoEVRY OYJ	8,024	143,750
Tokmanni Group Corp.	3,536	55,790
Valmet OYJ	11,093	338,715
YIT OYJ(b)	11,233	32,784
		2,567,477
France — 7.4%
Air France-KLM, NVS(b)(c)	8,706	76,011
Altarea SCA	424	48,995
Alten SA	2,252	190,887
Antin Infrastructure Partners SA	2,709	31,711
Aperam SA	3,381	98,378
Assystem SA(c)	483	20,988
Aubay	549	28,640
Beneteau SACA	2,788	25,507
Canal+ SA, NVS(b)	52,180	118,538
Carmila SA	4,256	92,515
Cie. des Alpes	1,572	30,933
Clariane SE(b)	7,990	33,950
Coface SA	8,028	164,548
Derichebourg SA	7,208	49,582
Elior Group SA(a)(b)	9,024	27,337
Elis SA	12,611	323,713

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Equasens	379	$16,713
Eramet SA	652	36,152
Esso SA Francaise	193	31,023
Etablissements Maurel et Prom SA	4,595	23,653
Eutelsat Communications SACA(b)(c)	8,916	36,412
Exosens SAS, NVS(b)	1,564	60,871
Fnac Darty SA	905	31,511
Forvia SE	11,108	85,806
Gaztransport Et Technigaz SA	2,674	435,870
Havas NV(b)	48,446	80,593
ICADE	2,671	63,449
ID Logistics Group SACA(b)	243	109,451
Imerys SA	2,579	86,149
Interparfums SA	1,762	69,840
IPSOS SA	2,658	125,842
JCDecaux SE(b)	4,826	83,993
Kaufman & Broad SA	881	34,591
LISI SA	1,224	38,328
Louis Hachette Group, NVS(b)	52,182	82,275
Manitou BF SA	795	18,333
Mercialys SA	7,055	94,446
Mersen SA	1,660	35,578
Metropole Television SA	1,923	30,216
Nexans SA	2,465	270,801
Nexity SA(b)	2,738	28,709
Opmobility	4,259	47,732
Orpea SA, NVS(b)	5,641	72,713
Peugeot Invest SA	374	30,901
Pierre Et Vacances SA, NVS(b)	9,361	14,680
Planisware SA, NVS(b)	1,578	42,814
Pluxee NV, NVS	6,636	149,241
Quadient SA	2,142	40,546
Remy Cointreau SA	1,792	97,151
Rubis SCA	5,817	189,348
SCOR SE	11,593	365,286
SEB SA	1,871	176,490
Seche Environnement SACA, NVS	170	17,537
SES SA, Class A	27,350	145,010
Societe BIC SA	1,720	111,287
SOITEC(b)	2,006	113,851
Sopra Steria Group SACA	1,080	221,442
SPIE SA	10,875	533,012
Technip Energies NV	10,171	347,077
Television Francaise 1 SA	3,308	31,609
Trigano SA	653	77,574
Ubisoft Entertainment SA(b)	6,878	81,039
Valeo SE	16,545	164,311
Vallourec SACA(b)	12,361	228,465
Verallia SA(a)	5,447	182,140
Vicat SACA	1,180	66,072
Virbac SACA	319	112,469
Vivendi SE	50,307	156,880
Voltalia SA(b)(c)	3,075	25,483
VusionGroup	489	98,067
Wavestone(c)	580	30,958
Wendel SE	1,838	180,724
Worldline SA/France(a)(b)	15,982	88,549
X-Fab Silicon Foundries SE(a)(b)(c)	4,364	24,333
		7,637,629
Germany — 8.4%
1&1 AG	2,730	48,510
About You Holding SE(b)(c)	2,798	21,237
Security	Shares	Value
Germany (continued)
Adesso SE	272	$30,211
Adtran Networks SE	1,434	32,974
Aixtron SE	8,525	115,760
Aroundtown SA(b)	58,738	175,486
Atoss Software SE	732	110,039
Aurubis AG(c)	2,404	209,890
Auto1 Group SE(a)(b)	9,821	235,974
Bechtle AG	6,155	262,589
Befesa SA(a)	2,555	77,690
Bilfinger SE	2,158	183,538
CANCOM SE	1,894	58,154
Carl Zeiss Meditec AG, Bearer(c)	2,688	184,740
Ceconomy AG(b)	10,495	37,298
Cewe Stiftung & Co. KGaA	410	47,414
CompuGroup Medical SE & Co. KGaA, NVS(b)	2,052	51,141
CureVac NV(b)(c)	8,212	30,438
Dermapharm Holding SE	1,213	52,991
Deutsche Pfandbriefbank AG(a)(b)	10,041	61,585
Deutz AG	9,863	76,581
Douglas AG(b)	2,417	28,801
Duerr AG	3,952	93,559
Eckert & Ziegler SE	1,109	75,808
Elmos Semiconductor SE	530	36,106
Energiekontor AG	555	26,735
Evotec SE(b)	10,673	89,338
Fielmann Group AG	1,904	108,195
flatexDEGIRO AG	6,329	166,559
Formycon AG(b)	502	13,238
Fraport AG Frankfurt Airport Services Worldwide(b)(c)	2,779	184,169
Freenet AG	8,934	371,503
Gerresheimer AG	2,595	176,065
GFT Technologies SE	1,296	36,603
Grand City Properties SA(b)	5,452	65,071
Grenke AG(c)	1,837	28,159
Hamborner REIT AG	5,502	39,103
HelloFresh SE(b)	11,713	121,965
Hensoldt AG	4,773	369,759
Hornbach Holding AG & Co. KGaA	782	88,043
Hugo Boss AG(c)	3,439	143,438
Hypoport SE(b)(c)	307	71,376
IONOS Group SE(b)	3,155	105,247
Jenoptik AG	3,854	76,944
JOST Werke SE(a)	881	49,579
K+S AG, Registered	13,029	227,250
KION Group AG	5,422	230,738
Kloeckner & Co. SE	3,996	32,164
Kontron AG	2,890	70,227
Krones AG	1,088	159,031
Lanxess AG	6,488	194,796
MBB SE	128	23,088
Mutares SE & Co. KGaA(c)	991	36,234
Nagarro SE(b)	515	36,715
Nordex SE(b)	9,066	169,746
Norma Group SE	2,278	28,630
Northern Data AG(b)(c)	952	26,752
Patrizia SE	3,110	26,083
Pfeiffer Vacuum Technology AG	258	45,454
PNE AG(c)	2,462	43,059
ProSiebenSat.1 Media SE	10,506	73,318
Redcare Pharmacy NV(a)(b)	1,146	171,253
RENK Group AG	4,575	275,617
RTL Group SA(b)	2,907	119,218

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
SAF-Holland SE	3,411	$61,890
Salzgitter AG	1,874	46,311
Schaeffler AG(c)	14,314	61,773
Schott Pharma AG & Co. KGaA(c)	2,858	80,602
Secunet Security Networks AG	127	29,614
SGL Carbon SE(b)(c)	4,482	17,928
Siltronic AG(c)	1,270	51,639
Sixt SE	1,061	100,873
SMA Solar Technology AG(c)	1,190	20,638
Stabilus SE	1,847	51,233
Stroeer SE & Co. KGaA	2,510	149,876
Suedzucker AG(c)	4,602	61,961
SUESS MicroTec SE	1,409	54,255
TAG Immobilien AG(b)	13,187	214,697
Takkt AG	1,632	14,096
TeamViewer SE(a)(b)	10,859	166,824
thyssenkrupp AG	37,791	433,397
Thyssenkrupp Nucera AG & Co. KGaa(a)(b)	1,852	19,268
United Internet AG, Registered(e)	5,771	130,868
Verbio SE(c)	1,715	20,241
Vossloh AG	740	58,463
Wacker Chemie AG(c)	1,397	105,607
Wacker Neuson SE	2,362	63,516
Wuestenrot & Wuerttembergische AG	1,773	28,521
		8,703,067
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—
Ireland — 0.5%
Cairn Homes PLC	46,610	102,683
Dalata Hotel Group PLC	13,546	77,649
Glanbia PLC	14,569	188,599
Glenveagh Properties PLC(a)(b)	41,778	78,302
Irish Residential Properties REIT PLC	40,256	46,563
Uniphar PLC	18,554	62,485
		556,281
Italy — 6.8%
A2A SpA	117,716	299,384
ACEA SpA	3,220	75,646
Ariston Holding NV	5,149	23,181
Arnoldo Mondadori Editore SpA	10,100	24,543
Ascopiave SpA	5,502	20,590
Azimut Holding SpA	8,736	242,766
Banca Generali SpA	4,390	260,449
Banca IFIS SpA	1,751	43,873
Banca Monte dei Paschi di Siena SpA	62,048	524,726
Banca Popolare di Sondrio SpA	27,594	345,777
Banco di Desio e della Brianza SpA	2,524	21,655
BFF Bank SpA(a)	13,839	131,108
Bio On SpA(c)(d)	801	—
Brembo NV	11,472	107,271
Brunello Cucinelli SpA	2,555	288,459
Buzzi SpA	6,588	345,231
Carel Industries SpA(a)(c)	3,895	77,924
Cembre SpA	481	26,591
Cementir Holding NV	3,673	60,221
CIR SpA-Compagnie Industriali(b)	37,862	25,120
Credito Emiliano SpA	6,486	89,168
d'Amico International Shipping SA, NVS	3,714	13,774
Danieli & C Officine Meccaniche SpA	752	25,899
De' Longhi SpA	5,682	175,840
El.En. SpA	3,465	34,852
Security	Shares	Value
Italy (continued)
Enav SpA(a)	20,887	$92,491
ERG SpA	3,937	80,542
Ferretti SpA, NVS	11,152	31,933
Fila SpA	2,346	30,564
Fincantieri SpA(b)	7,171	93,425
GVS SpA(a)(b)	6,396	31,062
Hera SpA	61,564	291,458
Industrie De Nora SpA	2,488	17,962
Intercos SpA, NVS	4,019	60,554
Interpump Group SpA	5,727	196,423
Iren SpA	48,881	139,552
Italgas SpA	36,577	300,517
Iveco Group NV	13,247	211,635
Juventus Football Club SpA, NVS(b)(c)	12,232	42,812
Lottomatica Group SpA	13,433	306,189
LU-VE SpA, NVS	632	20,446
Maire SpA	11,367	122,770
MARR SpA	2,439	26,981
MFE-MediaForEurope NV, Class A	13,097	47,637
MFE-MediaForEurope NV, Class B, NVS	4,202	20,450
OVS SpA(a)	11,972	43,210
Pharmanutra SpA	272	16,659
Piaggio & C SpA	13,773	27,037
Pirelli & C SpA(a)	30,059	185,840
RAI Way SpA(a)	6,899	47,206
Reply SpA	1,718	306,714
Saipem SpA(b)	97,475	225,164
Salvatore Ferragamo SpA(c)	3,804	23,833
Sanlorenzo SpA/Ameglia	1,230	39,487
Sesa SpA(c)	586	49,528
SOL SpA	3,142	143,267
Tamburi Investment Partners SpA	7,808	66,841
Technogym SpA(a)	9,078	122,670
Technoprobe SpA(b)	12,172	78,203
Webuild SpA	38,235	138,719
Wiit SpA	925	16,200
Zignago Vetro SpA	2,215	22,281
		7,002,310
Netherlands — 2.7%
Aalberts NV	7,605	252,536
Allfunds Group PLC	22,943	129,523
AMG Critical Materials NV(c)	2,380	42,420
Arcadis NV	5,511	267,234
Basic-Fit NV(a)(b)(c)	3,711	84,349
Brunel International NV	1,510	15,929
Corbion NV	3,939	84,237
Eurocommercial Properties NV	3,255	94,058
Flow Traders Ltd., NVS	2,533	74,999
Fugro NV	8,718	102,241
Just Eat Takeaway.com NV(a)(b)	13,347	292,101
Koninklijke BAM Groep NV	20,842	141,179
Koninklijke Heijmans NV	1,855	95,011
Koninklijke Vopak NV	4,517	186,781
OCI NV	8,033	66,743
Pharming Group NV(b)(c)	49,292	43,597
Pharvaris NV(b)(c)	1,007	18,609
PostNL NV	23,290	23,780
SBM Offshore NV	9,940	208,979
Signify NV(a)	9,644	199,911
Sligro Food Group NV	1,613	21,789
TKH Group NV	3,012	119,005
TomTom NV(b)(c)	5,393	28,506

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Van Lanschot Kempen NV	2,101	$122,672
Wereldhave NV	2,805	52,981
		2,769,170
Norway — 4.4%
Aker ASA, Class A	1,683	97,590
Aker Solutions ASA	21,606	58,641
Atea ASA	6,066	82,797
Austevoll Seafood ASA	6,818	64,231
AutoStore Holdings Ltd.(a)(b)	92,395	41,639
Bakkafrost P/F	3,788	191,013
BlueNord ASA(b)(c)	1,781	102,027
BW LPG Ltd.(a)(c)	7,342	73,754
BW Offshore Ltd.	7,749	21,191
Cadeler AS(b)	17,146	89,657
Cool Co. Ltd.(c)	1,723	10,765
Crayon Group Holding ASA(a)(b)	6,047	72,427
DNO ASA	32,828	37,441
DOF Group ASA(b)	11,120	87,205
Elkem ASA(a)(b)	20,903	36,770
Elopak ASA	10,115	41,176
Entra ASA(a)(b)	4,106	47,283
Europris ASA(a)	11,851	87,868
Flex LNG Ltd.	2,391	57,687
Frontline PLC, NVS(c)	10,874	183,332
Golden Ocean Group Ltd.(b)	9,919	75,989
Grieg Seafood ASA(c)	4,281	27,013
Hexagon Composites ASA(b)	10,514	18,959
Hoegh Autoliners ASA	8,079	65,024
Kitron ASA	13,263	65,709
Leroy Seafood Group ASA	20,415	89,481
MPC Container Ships ASA	28,329	41,663
Norconsult Norge A/S, NVS	7,905	35,724
Nordic Semiconductor ASA(b)	13,762	137,997
Norwegian Air Shuttle ASA(b)(c)	60,265	79,584
Odfjell Drilling Ltd.	7,463	38,847
Odfjell SE, Class A	1,150	10,851
Paratus Energy Services Ltd.	6,227	21,431
Protector Forsikring ASA	4,109	144,618
Scatec ASA(a)(b)	9,792	74,729
Schibsted ASA, Class A	5,282	160,746
Schibsted ASA, Class B	7,518	216,072
SpareBank 1 Nord Norge	7,237	96,742
SpareBank 1 Oestlandet	3,615	60,203
SpareBank 1 SMN	9,753	176,996
SpareBank 1 Sor-Norge ASA	15,518	247,625
Stolt-Nielsen Ltd.	1,756	39,426
Storebrand ASA	31,981	386,126
Subsea 7 SA	16,885	255,656
TGS ASA	14,749	110,004
TOMRA Systems ASA	16,684	263,228
Wallenius Wilhelmsen ASA	7,888	57,168
Wilh Wilhelmsen Holding ASA, Class A	1,047	39,048
		4,521,153
Portugal — 0.7%
Altri SGPS SA	5,474	37,660
Banco Comercial Portugues SA, Class R	454,317	290,580
Corticeira Amorim SGPS SA	2,924	25,259
CTT-Correios de Portugal SA	5,556	48,905
Mota-Engil SGPS SA	6,544	25,975
Navigator Co. SA (The)	16,470	62,503
NOS SGPS SA	15,866	66,216
Security	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	30,634	$100,546
Semapa-Sociedade de Investimento e Gestao	1,330	24,929
Sonae SGPS SA	60,018	76,219
		758,792
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	1
Spain — 3.8%
Acerinox SA	14,053	158,817
Aedas Homes SA(a)	646	20,848
Almirall SA	5,565	61,748
Atresmedia Corp. de Medios de Comunicacion SA	6,800	42,928
Audax Renovables SA	11,874	20,397
Bankinter SA	51,004	594,142
CIE Automotive SA	3,240	85,652
Construcciones y Auxiliar de Ferrocarriles SA	1,417	69,260
Distribuidora Internacional de Alimentacion SA(b)	1,220	31,511
eDreams ODIGEO SA(b)	6,902	57,733
Enagas SA	17,718	276,256
Ence Energia y Celulosa SA	9,253	29,840
Fluidra SA	7,219	167,131
Gestamp Automocion SA(a)	12,445	37,175
Grenergy Renovables SA(b)	1,020	58,597
Indra Sistemas SA	5,973	190,442
Inmobiliaria Colonial SOCIMI SA	23,572	152,772
Laboratorios Farmaceuticos Rovi SA	1,576	92,393
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,718	59,146
Logista Integral SA	4,489	153,471
Mapfre SA	70,636	251,464
Melia Hotels International SA	8,167	59,286
Merlin Properties SOCIMI SA	30,017	340,401
Neinor Homes SA(a)	1,666	29,001
Pharma Mar SA	1,027	86,999
Prosegur Cash SA(a)	20,859	18,101
Prosegur Cia. de Seguridad SA	10,393	29,064
Sacyr SA	42,051	154,249
Solaria Energia y Medio Ambiente SA(b)(c)	5,633	42,459
Talgo SA(a)(b)	5,158	18,696
Tecnicas Reunidas SA(b)	3,660	61,426
Unicaja Banco SA(a)	77,295	147,328
Vidrala SA	1,638	178,539
Viscofan SA	2,970	214,260
		3,991,532
Sweden — 11.8%
AAK AB	13,796	360,791
AcadeMedia AB(a)	5,626	46,295
AddLife AB, Class B	8,850	167,947
Addnode Group AB, Class B	9,413	81,038
AFRY AB	7,547	130,747
Alimak Group AB(a)	5,427	68,501
Alleima AB, NVS	14,139	111,165
Alligo AB, Class B	1,705	19,468
Ambea AB(a)	6,086	73,522
AQ Group AB	4,468	71,897
Arjo AB, Class B	16,181	54,207
Asmodee Group AB, Class B(b)	9,509	104,776
Atrium Ljungberg AB, Class B	19,195	67,968
Attendo AB(a)	7,658	52,131
Avanza Bank Holding AB	9,574	318,146
Axfood AB	8,302	232,094
Betsson AB, Class B	8,928	156,142

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Better Collective A/S(b)(c)	2,942	$38,720
Bilia AB, Class A	4,685	58,635
Billerud Aktiebolag	16,882	178,139
BioArctic AB, Class B(a)(b)(c)	2,790	56,730
BioGaia AB, Class B	6,804	72,430
Biotage AB	5,190	75,551
BoneSupport Holding AB(a)(b)	4,206	137,597
Boozt AB(a)(b)	4,262	37,160
Bravida Holding AB(a)	15,365	146,410
Bufab AB	2,026	83,741
Bure Equity AB	4,178	140,769
Camurus AB(b)	2,655	170,629
Castellum AB(b)	29,987	364,948
Catena AB	3,479	163,778
Cibus Nordic Real Estate AB publ	4,849	83,806
Clas Ohlson AB, Class B	2,996	84,871
Cloetta AB, Class B	14,490	42,154
Corem Property Group AB, Class B	44,699	22,604
Creades AB, Class A	3,993	32,068
Dios Fastigheter AB	7,956	55,248
Dometic Group AB(a)	22,758	82,048
Electrolux AB, Class B(b)	16,526	103,171
Electrolux Professional AB, Class B	17,844	103,390
Elekta AB, Class B	27,698	141,042
Embracer Group AB(b)	9,884	124,734
Engcon AB	3,212	30,774
Fabege AB	17,400	148,428
FastPartner AB, Class A	4,114	24,173
Fortnox AB	37,116	336,083
Getinge AB, Class B	17,369	335,691
Granges AB	8,031	100,312
Hemnet Group AB	6,533	224,250
Hexatronic Group AB(b)(c)	12,861	34,032
Hexpol AB	19,805	172,214
HMS Networks AB(b)	2,454	109,998
Hoist Finance AB(a)(b)	3,663	32,884
Hufvudstaden AB, Class A	8,479	103,239
Husqvarna AB, Class B	26,325	122,444
Instalco AB	17,666	48,979
INVISIO AB	2,708	108,836
Inwido AB	3,920	83,075
JM AB	4,671	74,520
Kinnevik AB, Class B	18,277	146,285
Lindab International AB	5,696	119,757
Loomis AB, Class B	5,435	226,212
Medicover AB, Class B	4,952	123,573
MEKO AB	3,109	40,786
Millicom International Cellular SA	7,759	267,996
MIPS AB	1,988	70,068
Modern Times Group MTG AB, Class B(b)	6,388	76,536
Munters Group AB(a)	9,596	122,813
Mycronic AB	5,886	235,034
NCAB Group AB	13,547	59,700
NCC AB, Class B	6,438	119,859
New Wave Group AB, Class B	6,650	81,375
Nolato AB, Class B	14,629	82,193
Nordnet AB publ	10,410	275,576
Norion Bank AB(b)	4,624	18,824
NP3 Fastigheter AB	2,370	61,757
Nyfosa AB(b)	12,825	120,387
Pandox AB, Class B	8,075	134,674
Paradox Interactive AB	2,679	52,524
Security	Shares	Value
Sweden (continued)
Peab AB, Class B	12,656	$105,274
Platzer Fastigheter Holding AB, Class B	4,133	32,480
Polestar Automotive Holding U.K. PLC, Class A(b)(c)	31,730	32,999
Ratos AB, Class B	15,907	54,287
Rusta AB	3,852	31,767
Samhallsbyggnadsbolaget i Norden AB(c)	79,994	32,475
Scandic Hotels Group AB(a)	11,330	88,184
Sdiptech AB, Class B(b)	2,414	54,063
Sectra AB, Class B	10,258	314,723
Sinch AB(a)(b)	50,770	118,029
SkiStar AB	3,204	55,490
SSAB AB, Class A	16,680	105,398
SSAB AB, Class B	47,387	294,552
Storskogen Group AB, Class B	104,474	137,647
Surgical Science Sweden AB(b)(c)	2,603	37,247
Svolder AB, Class B	6,442	38,121
Sweco AB, Class B	14,978	263,492
SwedenCare AB	4,106	16,379
Synsam AB	8,449	42,989
Thule Group AB(a)	8,201	186,933
Troax Group AB	2,874	39,830
Truecaller AB, Class B	18,209	137,031
VBG Group AB, Class B	1,337	37,427
Vimian Group AB(b)	13,785	55,489
Vitec Software Group AB, Class B	2,521	115,187
Vitrolife AB	5,680	92,448
Wallenstam AB, Class B	27,204	134,506
Wihlborgs Fastigheter AB	20,792	215,662
Xvivo Perfusion AB(b)	1,931	63,780
Yubico AB(b)(c)	3,647	73,063
		12,250,021
Switzerland — 9.9%
Accelleron Industries AG, NVS	7,179	385,400
Adecco Group AG, Registered	12,657	329,414
Allreal Holding AG, Registered	1,122	247,221
ALSO Holding AG, Registered	433	132,241
ams-OSRAM AG(b)	7,526	66,812
Arbonia AG	3,922	29,763
Aryzta AG(b)	70,743	177,435
Autoneum Holding AG	212	31,773
Bachem Holding AG	2,536	155,414
Basilea Pharmaceutica Ag Allschwil, Registered(b)	966	51,769
Belimo Holding AG, Registered	746	633,847
Bossard Holding AG, Class A, Registered	428	93,334
Bucher Industries AG, Registered	510	220,281
Burckhardt Compression Holding AG	245	166,573
Burkhalter Holding AG	512	76,166
Bystronic AG, Registered	110	33,586
Cembra Money Bank AG	2,254	272,078
Clariant AG, Registered	16,213	181,473
Comet Holding AG, Registered	567	146,387
COSMO Pharmaceuticals NV	579	33,578
Daetwyler Holding AG, Bearer	560	80,859
DKSH Holding AG	2,688	198,023
dormakaba Holding AG	241	203,297
Dottikon Es Holding AG(b)(c)	263	62,989
EFG International AG	6,998	105,868
Emmi AG, Registered	162	159,354
Flughafen Zurich AG, Registered	1,500	377,974
Forbo Holding AG, Registered	74	70,999
Galenica AG(a)	3,796	397,603
Georg Fischer AG	5,909	427,248

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Hiag Immobilien Holding AG	342	$41,448
Huber + Suhner AG, Registered	1,075	94,593
Implenia AG, Registered	901	50,958
Inficon Holding AG	1,320	140,062
Interroll Holding AG, Registered	56	122,899
Intershop Holding AG	382	62,677
Kardex Holding AG, Registered	462	116,389
Komax Holding AG, Registered(b)(c)	274	34,128
Kuros Biosciences AG(b)	2,020	65,435
Landis+Gyr Group AG	1,889	121,495
LEM Holding SA, Registered	40	33,379
Medacta Group SA(a)	518	84,091
Medmix AG(a)	1,836	22,972
Metall Zug AG, Class B, Registered	14	17,450
Mobilezone Holding AG, Registered	2,929	40,264
Mobimo Holding AG, Registered	546	210,888
Montana Aerospace AG(a)(b)	2,176	43,456
OC Oerlikon Corp. AG Pfaffikon, Registered	14,043	59,572
PolyPeptide Group AG(a)(b)	1,185	27,457
PSP Swiss Property AG, Registered	3,470	617,905
R&S Group Holding AG	1,661	39,938
Rieter Holding AG, Registered	198	16,793
Schweiter Technologies AG, NVS	73	33,610
Sensirion Holding AG(a)(b)	694	53,778
SFS Group AG	1,341	181,271
Siegfried Holding AG	3,080	366,694
SKAN Group AG	924	75,720
Softwareone Holding AG	9,120	63,130
Stadler Rail AG	4,177	110,177
Sulzer AG, Registered	1,415	239,503
Sunrise Communications AG, Class A(b)	4,980	269,336
Swissquote Group Holding SA, Registered	816	421,217
Tecan Group AG, Registered	963	187,553
TX Group AG	195	43,869
u-blox Holding AG	531	53,821
Untrade Real Gold Mining(b)(d)	27,000	—
Valiant Holding AG, Registered	1,209	178,059
Vetropack Holding AG, Class A, Registered	1,045	36,095
Vontobel Holding AG, Registered	2,177	157,318
Ypsomed Holding AG, Registered	312	132,933
Zehnder Group AG, Registered	652	43,402
		10,260,494
United Kingdom — 29.2%
4imprint Group PLC	2,114	96,829
AB Dynamics PLC	1,369	32,111
abrdn PLC	140,390	277,271
Advanced Medical Solutions Group PLC	17,077	44,000
AG Barr PLC	8,418	77,894
Airtel Africa PLC(a)	70,267	160,806
AJ Bell PLC	24,688	140,505
Alfa Financial Software Holdings PLC(a)	10,169	30,233
Alpha Group International PLC	2,687	98,367
Alphawave IP Group PLC(b)	28,223	48,057
AO World PLC(b)	25,507	33,415
Ashmore Group PLC	35,575	68,603
Ashtead Technology Holdings PLC	6,201	41,352
ASOS PLC(b)	3,496	13,372
Assura PLC	236,982	153,250
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	21,692	19,554
Atalaya Mining PLC	8,704	42,445
Auction Technology Group PLC(b)(c)	7,633	59,306
B&M European Value Retail SA	76,374	343,483
Security	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	19,165	$206,460
Balfour Beatty PLC	38,782	237,205
Baltic Classifieds Group PLC	34,578	156,836
Bank of Georgia Group PLC	2,666	213,848
Beazley PLC	48,339	572,753
Bellway PLC	8,917	320,136
Berkeley Group Holdings PLC	7,668	427,440
Big Yellow Group PLC	14,044	189,073
Bodycote PLC	13,700	86,908
boohoo Group PLC(b)(c)	58,487	16,881
Breedon Group PLC	20,522	117,768
Bridgepoint Group PLC(a)	19,142	68,215
British Land Co. PLC (The)	75,084	395,006
Burberry Group PLC	26,946	262,421
Burford Capital Ltd.	15,125	207,001
Bytes Technology Group PLC	17,177	116,806
C&C Group PLC	28,274	51,849
Carnival PLC(b)	10,338	173,523
Cerillion PLC	1,326	29,158
Chemring Group PLC	20,988	112,104
Clarkson PLC	2,339	102,807
CMC Markets PLC(a)	8,400	27,147
Coats Group PLC	121,980	118,129
Computacenter PLC	5,189	167,831
Conduit Holdings Ltd.	12,087	55,637
ConvaTec Group PLC(a)	124,369	432,389
Craneware PLC	2,313	55,496
Cranswick PLC	4,065	281,342
Crest Nicholson Holdings PLC	17,709	42,653
Currys PLC(b)	78,548	116,411
CVS Group PLC	5,520	79,332
Deliveroo PLC(a)(b)	75,973	172,521
Derwent London PLC	7,594	196,642
Diploma PLC	10,161	539,158
Direct Line Insurance Group PLC	98,548	372,216
DiscoverIE Group PLC	7,456	56,341
Diversified Energy Co. PLC	4,268	53,764
Domino's Pizza Group PLC	27,208	97,871
Dowlais Group PLC	101,328	78,613
Dr. Martens PLC	43,173	31,645
Drax Group PLC	27,681	228,339
Dunelm Group PLC	10,129	148,746
easyJet PLC	22,785	151,066
Elementis PLC	44,409	74,644
Empiric Student Property PLC	50,688	61,607
Endeavour Mining PLC	14,804	397,528
Energean PLC	11,719	138,831
FD Technologies PLC(b)	1,162	27,658
Ferrexpo PLC(b)	22,475	17,719
Fevertree Drinks PLC	8,102	86,270
Finablr PLC(a)(b)(d)	20,497	—
Firstgroup PLC	45,406	104,505
Foresight Group Holdings Ltd.	5,349	26,555
Frasers Group PLC(b)	8,583	75,891
Future PLC	7,815	74,321
Games Workshop Group PLC	2,498	514,444
Gamma Communications PLC	6,972	123,950
GB Group PLC	18,877	61,865
Genuit Group PLC	19,119	97,360
Genus PLC	5,068	124,542
GlobalData PLC, NVS	21,844	51,914
Grafton Group PLC	13,657	165,319

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Grainger PLC	54,073	$155,133
Great Portland Estates PLC	25,928	107,118
Greatland Gold PLC(b)	634,386	112,444
Greencore Group PLC	32,981	81,315
Greggs PLC	7,684	191,293
Hammerson PLC, NVS	35,082	118,364
Harbour Energy PLC	43,021	87,923
Hays PLC	121,490	116,060
Helios Towers PLC(b)	55,102	79,273
Hill & Smith PLC	6,023	144,794
Hilton Food Group PLC	5,821	68,966
Hiscox Ltd.	25,804	379,775
Hochschild Mining PLC(b)	25,234	95,024
Hollywood Bowl Group PLC	13,420	52,403
Home REIT PLC(b)(d)	61,201	8,156
Howden Joinery Group PLC	41,313	424,842
Hunting PLC	10,198	35,187
Ibstock PLC(a)	29,609	71,028
IG Group Holdings PLC	26,631	379,571
IMI PLC	19,415	460,772
Inchcape PLC	26,640	238,710
Indivior PLC, NVS(b)	7,492	85,018
IntegraFin Holdings PLC	21,726	88,728
Intermediate Capital Group PLC	21,990	553,136
International Distributions Services PLC	47,616	232,763
International Workplace Group PLC	56,848	140,755
Investec PLC	46,058	289,205
IP Group PLC(b)	75,242	42,316
ITV PLC	258,669	278,791
J D Wetherspoon PLC	6,211	54,313
JET2 PLC	13,713	290,187
John Wood Group PLC(b)	50,898	12,508
Johnson Matthey PLC	11,982	206,300
Johnson Service Group PLC	32,108	59,906
JTC PLC(a)	12,047	135,470
Judges Scientific PLC	449	36,142
Jupiter Fund Management PLC	34,873	33,648
Just Group PLC	78,056	147,227
Kainos Group PLC	6,758	65,786
Keller Group PLC	5,174	98,524
Kier Group PLC	34,182	66,457
Lancashire Holdings Ltd.	18,177	136,820
LondonMetric Property PLC	153,911	394,891
Man Group PLC/Jersey	89,420	195,173
Marshalls PLC	17,455	65,367
Me Group International PLC	15,717	42,464
Metro Bank Holdings PLC(b)	25,286	33,901
Mitchells & Butlers PLC(b)	20,761	68,899
Mitie Group PLC	90,144	173,831
Mobico Group PLC(b)	36,928	15,334
Molten Ventures PLC(b)	12,385	43,806
MONY Group PLC	38,261	103,552
Moonpig Group PLC	24,200	74,065
Morgan Advanced Materials PLC	21,286	55,828
Morgan Sindall Group PLC	3,489	164,923
NCC Group PLC	23,242	45,475
Ninety One PLC	21,055	41,781
Ocado Group PLC(b)	40,727	153,869
OSB Group PLC	27,807	176,748
Oxford Instruments PLC	4,339	95,464
Oxford Nanopore Technologies PLC(b)	42,455	67,499
Pagegroup PLC	23,411	84,435
Security	Shares	Value
United Kingdom (continued)
Pan African Resources PLC	155,815	$92,303
Paragon Banking Group PLC	15,389	173,851
Penno Group PLC	35,468	237,435
Persimmon PLC	24,292	420,397
Pets at Home Group PLC	32,803	103,891
Playtech PLC(b)	18,901	191,439
Plus500 Ltd.	5,559	227,876
Polar Capital Holdings PLC	6,452	33,846
Premier Foods PLC	50,197	133,260
Primary Health Properties PLC	95,413	130,209
PRS REIT PLC	38,582	59,695
QinetiQ Group PLC	37,837	199,158
Quilter PLC(a)	105,516	189,839
Raspberry PI Holdings PLC(b)	6,702	39,731
Rathbones Group PLC	3,395	71,476
Renew Holdings PLC	6,098	61,725
Renewi PLC	5,444	62,395
Renishaw PLC	3,008	90,106
RHI Magnesita NV	1,236	51,623
Rightmove PLC	59,276	585,419
Rotork PLC	64,588	262,987
RS Group PLC	35,623	245,621
RWS Holdings PLC	21,264	18,987
Safestore Holdings PLC	16,412	138,133
Savills PLC	10,350	128,350
Senior PLC	31,519	58,219
Serco Group PLC	76,940	176,575
Serica Energy PLC	20,672	35,090
Shaftesbury Capital PLC	110,083	199,964
SigmaRoc PLC(b)	77,012	93,274
Sirius Real Estate Ltd.	113,502	139,844
Softcat PLC	9,012	201,279
Spectris PLC	7,432	198,957
Spire Healthcare Group PLC(a)	20,497	52,998
Spirent Communications PLC(b)	44,258	108,882
SSP Group PLC	60,162	119,155
St. James's Place PLC	41,209	519,454
SThree PLC	9,605	31,227
Supermarket Income REIT PLC	94,999	98,246
Target Healthcare REIT PLC	45,428	59,698
Tate & Lyle PLC	28,452	212,053
Taylor Wimpey PLC	268,725	422,250
TBC Bank Group PLC	3,228	204,153
Telecom Plus PLC	5,075	127,965
THG PLC(b)	47,249	15,597
TP ICAP Group PLC	56,566	194,244
Trainline PLC(a)(b)	33,763	132,251
Travis Perkins PLC	15,969	119,202
Tritax Big Box REIT PLC	167,777	320,938
Trustpilot Group PLC(a)(b)	26,905	80,679
TUI AG(b)	34,319	264,067
UNITE Group PLC (The)	29,385	337,605
Urban Logistics REIT PLC	36,288	70,414
Vesuvius PLC	15,361	70,054
Victrex PLC	6,443	71,517
Vistry Group PLC(b)	23,619	199,130
Volex PLC	9,294	31,622
Volution Group PLC	14,881	112,645
Watches of Switzerland Group PLC(a)(b)	16,910	80,454
Weir Group PLC (The)	19,638	591,958
WH Smith PLC	9,749	117,974
Workspace Group PLC	11,021	65,306

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
XPS Pensions Group PLC	14,433	$74,343
Yellow Cake PLC(a)(b)	16,205	93,295
YouGov PLC	9,072	34,903
Young & Co's Brewery PLC, Series A, Class A	2,489	29,257
Zigup PLC	16,375	68,374
		30,317,583
Total Common Stocks — 98.0% (Cost: $121,325,263)		101,636,312
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	631	42,997
Einhell Germany AG, Preference Shares, NVS	408	30,458
FUCHS SE, Preference Shares, NVS	5,004	250,914
Jungheinrich AG, Preference Shares, NVS	3,607	131,088
Sixt SE, Preference Shares, NVS	1,228	81,786
STO SE & Co. KGaA, Preference Shares, NVS	197	28,173
		565,416
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	2,934	79,409
Total Preferred Stocks — 0.6% (Cost: $656,811)		644,825
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)(c)	5,910	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 98.6% (Cost: $121,982,074)		102,281,137
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	2,846,765	$2,847,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	30,000	30,000
Total Short-Term Securities — 2.8% (Cost: $2,878,042)		2,877,904
Total Investments — 101.4% (Cost: $124,860,116)		105,159,041
Liabilities in Excess of Other Assets — (1.4)%		(1,463,656)
Net Assets — 100.0%		$103,695,385

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,440,235	$—	$(592,354)(a)	$1,199	$(1,176)	$2,847,904	2,846,765	$47,799 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0 (a)	—	—	—	30,000	30,000	1,075	—
				$1,199	$(1,176)	$2,877,904		$48,874	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	14	06/20/25	$815	$15,818
FTSE 100 Index	6	06/20/25	679	8,257
				$24,075
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,166,402	$94,461,753	$8,157	$101,636,312
Preferred Stocks	—	644,825	—	644,825
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,877,904	—	—	2,877,904
	$10,044,306	$95,106,578	$8,157	$105,159,041
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$24,075	$—	$24,075

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust